Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 3,886	$ 3,384
Future production costs	(1,769)	(1,625)
Future development costs	(469)	(302)
Undiscounted pre-tax cash flows	1,648	1,457
Deferred income taxes	0	0
Future net cash flows	1,648	1,457
Less 10% annual discount factor	(822)	(661)
Standardized measure of discounted future net cash flows	$ 826	$ 796	$ 631